Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin Real Estate Securities Trust
Entity Central Index Key	0000912291
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Real Estate Securities Fund
Class Name	Class A
Trading Symbol	FREEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Real Estate Securities Fund for the period May 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$115	1.08%
[1]
Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Class A shares of Franklin Real Estate Securities Fund returned 12.61%. The Fund compares its performance to the  MSCI US IMI Real Estate 25/50 Index† which returned 13.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection and an underweight in the real estate services subsector and stock selection in the health care property and triple net subsectors drove outperformance. Within the health care property subsector, Welltower was a leading contributor to relative returns, continuing to benefit from excess demand for senior housing. Over the period, the company executed on a significant volume of accretive investments, while posting strong organic growth that exceeded expectations, which in turn drove substantial FFO per share growth at the company level.

↑
Also in the health care property subsector, American Healthcare REIT (AHR) was a leading contributor. AHR also benefited from the performance of their seniors only housing portfolio, as new supply remains constrained. The company also completed a significant volume of seniors only housing acquisitions, while raising full-year guidance multiple times over the course of the period.

↑
In the triple net subsector, NETSTREIT added to relative returns. The company regained its cost of capital on the back of improving operating metrics, which in turn enabled them to raise forward equity to fund future growth via acquisitions.

Top detractors from performance:
↓
An overweight and stock selection in the residential property subsector dampened relative returns, as pricing power diminished amid elevated supply levels and a softer demand profile amid weaker job numbers. Within the subsector, American Homes 4 Rent, which is one of the largest owners and operators of U.S. single-family rental homes, struggled amid mounting political challenges, namely the proclamation of some to curb institutional investments in the single-family rental market. The company was also facing softer pricing power amid elevated supply levels and weaker housing demand.

↓
Additionally, within residential, AvalonBay Communities detracted from relative performance. The company, one of the largest apartment landlords in the country, faced additional pressure from slower than expected lease-up across its recent development completions.

↓
Stock selection in the towers/infrastructure subsector also detracted from relative annual returns. Within the sector, the Fund held American Tower Corporation, which similar to other tower owners and operators, experienced softer top-line trends amid subdued carrier spending.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Class A	12.61	3.42	5.32
Class A (with sales charge)	6.41	2.26	4.73
Russell 3000 Index	31.01	11.91	14.76
MSCI US IMI Real Estate 25/50 Index†	13.35	3.41	6.39
[2]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 240,910,385
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 1,333,392
Investment Company Portfolio Turnover	32.25%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$240,910,385
Total Number of Portfolio Holdings	40
Total Management Fee Paid	$1,333,392
Portfolio Turnover Rate	32.25%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Real Estate Securities Fund
Class Name	Class C
Trading Symbol	FRRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Real Estate Securities Fund for the period May 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$194	1.83%
[4]
Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.83%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Class C shares of Franklin Real Estate Securities Fund returned 11.76%. The Fund compares its performance to the  MSCI US IMI Real Estate 25/50 Index† which returned 13.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection and an underweight in the real estate services subsector and stock selection in the health care property and triple net subsectors drove outperformance. Within the health care property subsector, Welltower was a leading contributor to relative returns, continuing to benefit from excess demand for senior housing. Over the period, the company executed on a significant volume of accretive investments, while posting strong organic growth that exceeded expectations, which in turn drove substantial FFO per share growth at the company level.

↑
Also in the health care property subsector, American Healthcare REIT (AHR) was a leading contributor. AHR also benefited from the performance of their seniors only housing portfolio, as new supply remains constrained. The company also completed a significant volume of seniors only housing acquisitions, while raising full-year guidance multiple times over the course of the period.

↑
In the triple net subsector, NETSTREIT added to relative returns. The company regained its cost of capital on the back of improving operating metrics, which in turn enabled them to raise forward equity to fund future growth via acquisitions.

Top detractors from performance:
↓
An overweight and stock selection in the residential property subsector dampened relative returns, as pricing power diminished amid elevated supply levels and a softer demand profile amid weaker job numbers. Within the subsector, American Homes 4 Rent, which is one of the largest owners and operators of U.S. single-family rental homes, struggled amid mounting political challenges, namely the proclamation of some to curb institutional investments in the single-family rental market. The company was also facing softer pricing power amid elevated supply levels and weaker housing demand.

↓
Additionally, within residential, AvalonBay Communities detracted from relative performance. The company, one of the largest apartment landlords in the country, faced additional pressure from slower than expected lease-up across its recent development completions.

↓
Stock selection in the towers/infrastructure subsector also detracted from relative annual returns. Within the sector, the Fund held American Tower Corporation, which similar to other tower owners and operators, experienced softer top-line trends amid subdued carrier spending.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Class C	11.76	2.64	4.53
Class C (with sales charge)	10.76	2.64	4.53
Russell 3000 Index	31.01	11.91	14.76
MSCI US IMI Real Estate 25/50 Index†	13.35	3.41	6.39
[5]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 240,910,385
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 1,333,392
Investment Company Portfolio Turnover	32.25%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$240,910,385
Total Number of Portfolio Holdings	40
Total Management Fee Paid	$1,333,392
Portfolio Turnover Rate	32.25%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Real Estate Securities Fund
Class Name	Class R6
Trading Symbol	FSERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Real Estate Securities Fund for the period May 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$70	0.66%
[7]
Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Class R6 shares of Franklin Real Estate Securities Fund returned 13.12%. The Fund compares its performance to the  MSCI US IMI Real Estate 25/50 Index† which returned 13.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection and an underweight in the real estate services subsector and stock selection in the health care property and triple net subsectors drove outperformance. Within the health care property subsector, Welltower was a leading contributor to relative returns, continuing to benefit from excess demand for senior housing. Over the period, the company executed on a significant volume of accretive investments, while posting strong organic growth that exceeded expectations, which in turn drove substantial FFO per share growth at the company level.

↑
Also in the health care property subsector, American Healthcare REIT (AHR) was a leading contributor. AHR also benefited from the performance of their seniors only housing portfolio, as new supply remains constrained. The company also completed a significant volume of seniors only housing acquisitions, while raising full-year guidance multiple times over the course of the period.

↑
In the triple net subsector, NETSTREIT added to relative returns. The company regained its cost of capital on the back of improving operating metrics, which in turn enabled them to raise forward equity to fund future growth via acquisitions.

Top detractors from performance:
↓
An overweight and stock selection in the residential property subsector dampened relative returns, as pricing power diminished amid elevated supply levels and a softer demand profile amid weaker job numbers. Within the subsector, American Homes 4 Rent, which is one of the largest owners and operators of U.S. single-family rental homes, struggled amid mounting political challenges, namely the proclamation of some to curb institutional investments in the single-family rental market. The company was also facing softer pricing power amid elevated supply levels and weaker housing demand.

↓
Additionally, within residential, AvalonBay Communities detracted from relative performance. The company, one of the largest apartment landlords in the country, faced additional pressure from slower than expected lease-up across its recent development completions.

↓
Stock selection in the towers/infrastructure subsector also detracted from relative annual returns. Within the sector, the Fund held American Tower Corporation, which similar to other tower owners and operators, experienced softer top-line trends amid subdued carrier spending.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Class R6	13.12	3.90	5.80
Russell 3000 Index	31.01	11.91	14.76
MSCI US IMI Real Estate 25/50 Index†	13.35	3.41	6.39
[8]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 240,910,385
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 1,333,392
Investment Company Portfolio Turnover	32.25%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$240,910,385
Total Number of Portfolio Holdings	40
Total Management Fee Paid	$1,333,392
Portfolio Turnover Rate	32.25%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[9]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Real Estate Securities Fund
Class Name	Advisor Class
Trading Symbol	FRLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Real Estate Securities Fund for the period May 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$88	0.83%
[10]
Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Advisor Class shares of Franklin Real Estate Securities Fund returned 12.87%. The Fund compares its performance to the  MSCI US IMI Real Estate 25/50 Index† which returned 13.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection and an underweight in the real estate services subsector and stock selection in the health care property and triple net subsectors drove outperformance. Within the health care property subsector, Welltower was a leading contributor to relative returns, continuing to benefit from excess demand for senior housing. Over the period, the company executed on a significant volume of accretive investments, while posting strong organic growth that exceeded expectations, which in turn drove substantial FFO per share growth at the company level.

↑
Also in the health care property subsector, American Healthcare REIT (AHR) was a leading contributor. AHR also benefited from the performance of their seniors only housing portfolio, as new supply remains constrained. The company also completed a significant volume of seniors only housing acquisitions, while raising full-year guidance multiple times over the course of the period.

↑
In the triple net subsector, NETSTREIT added to relative returns. The company regained its cost of capital on the back of improving operating metrics, which in turn enabled them to raise forward equity to fund future growth via acquisitions.

Top detractors from performance:
↓
An overweight and stock selection in the residential property subsector dampened relative returns, as pricing power diminished amid elevated supply levels and a softer demand profile amid weaker job numbers. Within the subsector, American Homes 4 Rent, which is one of the largest owners and operators of U.S. single-family rental homes, struggled amid mounting political challenges, namely the proclamation of some to curb institutional investments in the single-family rental market. The company was also facing softer pricing power amid elevated supply levels and weaker housing demand.

↓
Additionally, within residential, AvalonBay Communities detracted from relative performance. The company, one of the largest apartment landlords in the country, faced additional pressure from slower than expected lease-up across its recent development completions.

↓
Stock selection in the towers/infrastructure subsector also detracted from relative annual returns. Within the sector, the Fund held American Tower Corporation, which similar to other tower owners and operators, experienced softer top-line trends amid subdued carrier spending.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Advisor Class	12.87	3.67	5.59
Russell 3000 Index	31.01	11.91	14.76
MSCI US IMI Real Estate 25/50 Index†	13.35	3.41	6.39
[11]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 240,910,385
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 1,333,392
Investment Company Portfolio Turnover	32.25%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$240,910,385
Total Number of Portfolio Holdings	40
Total Management Fee Paid	$1,333,392
Portfolio Turnover Rate	32.25%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	The inception date of the MSCI U.S. IMI Real Estate 25/50 Index was September 1, 2016; however, the performance prior to its inception has been calculated by MSCI for the purpose of this chart.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
†	The inception date of the MSCI U.S. IMI Real Estate 25/50 Index was September 1, 2016; however, the performance prior to its inception has been calculated by MSCI for the purpose of this chart.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
†	The inception date of the MSCI U.S. IMI Real Estate 25/50 Index was September 1, 2016; however, the performance prior to its inception has been calculated by MSCI for the purpose of this chart.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
†	The inception date of the MSCI U.S. IMI Real Estate 25/50 Index was September 1, 2016; however, the performance prior to its inception has been calculated by MSCI for the purpose of this chart.

[12]
*	Does not include derivatives, except purchased options, if any.